Liquidity and Management's Plans - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 18, 2018	Dec. 31, 2017	Dec. 31, 2016
Bankruptcy [Line Items]
Cash and cash equivalents	$ 1,108,713		$ 344,113	$ 6,885,422
Mayne Pharma [Member]
Bankruptcy [Line Items]
Gross proceeds from sale of new common stock, preferred stock equity subordinate | $	3,000,000
Consideration in advance funds of clinical data and regulatory rights	5,000,000	$ 500,000
Mayne Pharma [Member] | Available-for-sale Securities [Member] | HPPI [Member]
Bankruptcy [Line Items]
Consideration in advance funds of clinical data and regulatory rights	$ 2,000,000